Operating Leases (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss) - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Leases [Abstract]
Operating lease cost	¥ 2,413,523	¥ 3,922,677	¥ 6,051,298	¥ 11,385,312	¥ 3,277,780
Short-term lease cost	363,912	177,103	198,306	295,564	1,867,850
Total lease cost	¥ 2,777,435	¥ 4,099,780	¥ 6,249,604	¥ 11,680,876	¥ 5,145,630